Income Taxes - Additional Information (Detail) - CNY (¥)		1 Months Ended		12 Months Ended
	Jul. 31, 2019	Oct. 31, 2018	Aug. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Income tax rate					21.00%	35.00%
Deferred tax liability				¥ 222,576,000	¥ 259,247,000
Operating loss carry forward				¥ 7,792,000
Operating loss carry forward period				20 years
Tax loss carry backward period				2 years
Percentage of taxable income offset by tax losses				80.00%
Significant unrecognized tax benefit				¥ 0	0	¥ 0
Interest related to penalties				0	0	0
Significant impact on the unrecognized tax benefits for next twelve months				¥ 0	¥ 0	¥ 0
Tantan Limited [Member]
Income Tax Contingency [Line Items]
Percentage of reduced tax rate	15.00%
Inland Revenue, Singapore (IRAS) [Member]
Income Tax Contingency [Line Items]
Income tax rate				17.00%
Operating loss carry forward				¥ 4,823,000
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years subject to tax audits					2015
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years subject to tax audits					2019
PRC [Member]
Income Tax Contingency [Line Items]
Income tax rate				25.00%	25.00%	25.00%
Withholding income tax rate for dividends distributed by the PRC subsidiaries				10.00%
Deferred tax liability				¥ 0
Operating loss carry forward				¥ 265,448,000
Operating loss carry forward period				5 years	5 years
Operating loss carry forward expiration year				2021
PRC [Member] | High And New Technology Enterprise ("HNTE") [Member]
Income Tax Contingency [Line Items]
Operating loss carry forward period				10 years
PRC [Member] | Chengdu Momo Technology Company Limited Investment [Member]
Income Tax Contingency [Line Items]
Percentage of reduced tax rate					15.00%
PRC [Member] | Beneficial Owner [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate for dividends distributed by the PRC subsidiaries				5.00%
PRC [Member] | Beijing Santi Cloud Union Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Percentage of reduced tax rate		15.00%
PRC [Member] | 2015 - 2016 [Member] | Beijing Momo Information Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Tax exemption period			2 years
PRC [Member] | 2017 - 2019 [Member] | Beijing Momo Information Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Reduced tax rate period			3 years
Percentage of reduced tax rate			12.50%
PRC [Member] | Other Entities [Member]
Income Tax Contingency [Line Items]
Income tax rate				25.00%	25.00%
Hong Kong [Member]
Income Tax Contingency [Line Items]
Operating loss carry forward				¥ 188,235,000
Hong Kong [Member] | Beneficial Owner [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Equity interest in a PRC-resident enterprise				25.00%
Hong Kong [Member] | The first 2 million Hong Kong dollars of profits [Member]
Income Tax Contingency [Line Items]
Income tax rate				8.25%
Hong Kong [Member] | Remaining profits [Member]
Income Tax Contingency [Line Items]
Income tax rate				16.50%
US [Member]
Income Tax Contingency [Line Items]
Operating loss carry forward				¥ 77,846,000	¥ 70,055,000